Investment property - Movement of investment property (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in investment property [abstract]
Investment property at beginning of period	€ 73	€ 0
Acquisition of CCBPI	0	46
Transfers from property, plant and equipment	12	33
Transfers from/(to) assets held for sale	9	(6)
Currency translation adjustments	(8)	0
Investment property at end of period	€ 86	€ 73